Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 19,173	$ 28,073
Restricted cash	102	115
Short term deposits	7,216	17,513
Marketable equity securities	2	12
Other current receivables	842	660
Total current assets	27,335	46,373
Non-current assets
Operating lease right-of-use asset	2,156	2,594
Investment in equity securities	2,804	4,011
Fixed assets, net	598	503
Total non-current assets	5,558	7,108
TOTAL ASSETS	32,893	53,481
Current liabilities
Trade payables	315	253
Operating lease liability	527	587
Other current payables	1,792	1,865
Total current liabilities	2,634	2,705
Operating lease liability non-current	1,476	2,143
TOTAL LIABILITIES	4,110	4,848
Shareholders’ equity
Ordinary shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 322,979,556 and 322,652,016 shares as of December 31, 2022, and December 31, 2021, respectively
Additional paid in capital	129,810	128,209
Accumulated deficit	(101,480)	(79,804)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	28,330	48,405
Non-controlling interest	453	228
Total equity	28,783	48,633
TOTAL LIABILITIES AND EQUITY	$ 32,893	$ 53,481